TREASURY SHARES	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
TREASURY SHARES
TREASURY SHARES
17.	TREASURY STOCK

On March 31, 2022, the Company’s shareholders and Board of Directors authorized a share repurchase program (“2022 Share Repurchase Program”) under which the Company may repurchase up to US$100,000 of its ordinary shares in the form of ADSs during a twelve-month period. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management. Under the 2022 Share Repurchase Program, the Company entered into a cash enhanced share repurchase agreement with a financial institution in June 2022, and prepaid US$5,000 to such financial institution for written put options to repurchase the Company’s ordinary shares on certain pre-determined dates. The transactions were completed in September 2022, and the Company repurchased a total of 26,509,680 ordinary shares through the aforesaid arrangement with such financial institution.

17.	TREASURY SHARES

On March 31, 2022, the Company’s shareholders and Board of Directors authorized a share repurchase program (“2022 Share Repurchase Program”) under which the Company may repurchase up to US$100,000 of its ordinary shares in the form of ADSs during a twelve-month period. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management. Under the 2022 Share Repurchase Program, the Company has repurchased 64,627,980 ordinary shares for a total consideration of US$10,179 for the nine months ended September 30, 2022.